Stock-Based Compensation (Stock Option Activity) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Total intrinsic value of stock options exercised	$ 110	$ 40	$ 37
Cash received from stock option exercises	122	81	146
Income tax benefit from the exercise of stock options	35	9	9
Total fair value of stock options vested	$ 6	$ 10	$ 13